Shareholders' equity - Share capital, tabular (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Number of common shares
Balance at ending (in shares)	200,861,733
Share capital
Balance at beginning	$ 1,735,720	$ 1,810,741	$ 1,810,741
Exercise of stock options	(606)	(199)
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	(8,018)	4,418
Balance at ending	$ 1,807,898	$ 1,700,876	$ 1,735,720
Share Capital
Number of common shares
Balance at beginning (in shares)	201,211,843	201,353,962	201,353,962
Exercise of stock options (in shares)	138,490	410,845	473,081
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(488,600)	(283,100)	(615,200)
Balance at ending (in shares)	200,861,733	201,481,707	201,211,843
Share capital
Balance at beginning	$ 1,744,341	$ 1,749,180	$ 1,749,180
Exercise of stock options	(606)	(199)	(163)
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	(3,900)	1,389	(4,676)
Balance at ending	$ 1,739,835	$ 1,750,370	$ 1,744,341